Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Benefit Street Partners OF Operating Partnership, L.P. 1345 Avenue of the Americas, Ste. 32A New York, New York 10105

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, related to certain information with respect to a pool of commercial mortgage loans expected to be included as collateral for the proposed offering of certain classes of BSPDF 2021-FL1 notes by BSPDF 2021-FL1 Issuer, Ltd. and BSPDF 2021-FL1 Co-Issuer, LLC. Benefit Street Partners OF Operating Partnership, L.P. (the “Company”) is responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth on the Data File. Additionally, J.P. Morgan Securities LLC (together with the Company, the “Specified Parties”) has agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On September 22, 2021, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing certain information with respect to 21 mortgage loans secured by 49 mortgage properties (the “Collateral Interests”).

From August 16, 2021 through September 22, 2021, representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to Collateral Interests.

At your request, for each of the Collateral Interests set forth on the Data File, we compared certain characteristics set forth on the Data File (the “Characteristics” as listed in Appendix A), except for those Characteristics identified on Appendix A as “None – Company Provided” or “Not Applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement. At the instruction of the Company, we did not perform any procedures with respect to the Collateral Interest indicated on the Data File as “Bradford Gwinnett Apartments & Townhomes” (the “Delayed Closed Asset”).

******

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Collateral Interests underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Collateral Interests, (iii) the existence or ownership of the Collateral Interests or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events or circumstances occurring after the date of this report.

We were engaged by the Company to perform this this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, (i) an audit conducted in accordance with generally accepted auditing standards or (ii) an examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

September 22, 2021

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Company, with respect to each of the Collateral Interests (the “Source Documents”):

•	Loan agreement, amendments to the loan agreement, draft participation agreement, promissory note, management agreement, mortgage, deed of trust or participation agreement (collectively, the “Loan Agreement”);
•	Mezzanine loan agreement and mezzanine promissory note (collectively, the “Mezzanine Loan Document”)
•	Subordinate debt loan agreement and subordinate debt promissory note (collectively, the “Subordinate Debt Loan Document”)
•	Interest rate cap agreement or interest rate cap confirmation (collectively, the “Interest Rate Cap Agreement”);
•	Real estate property appraisal report (the “Appraisal Report”);
•	Borrower rent roll, underwritten rent roll, STR Report, tenant lease, lease abstract, lease summary or lease estoppel (collectively, the “Rent Roll”);
•	The settlement or closing statement (the “Settlement Statement”);
•	Electronic Underwritten Model (the “Underwriting Model”);
•	Title policy or pro-forma title policy (collectively, the “Title Policy”);
•	Ground lease and/or ground lease estoppel (collectively, the “Ground Lease”);
•	The guaranty agreement or environmental indemnity agreement (collectively, the “Guaranty”);
•	Cash management agreement and/or lockbox agreement (collectively, the “CMA”);
•	Servicer report and record and provided electronic file (collectively, the “Servicer Report”);
•	Property condition report (the “Property Condition Report”);
•	Environmental Site Assessment Phase I environmental report (the “ESA Phase I Report”);
•	Environmental Site Assessment Phase II environmental report (the “ESA Phase II Report”);
•	Seismic report (the “Seismic Report”); and
•	Property Hazard and Liability Insurance Certificate (the “Insurance Certificate”).

CHARACTERISTICS

Count	Characteristic	Source Document
1	Collateral Interest	None – Company Provided
2	Closing Status	None – Company Provided
3	Property Flag	None – Company Provided
4	Property Name	None – Company Provided
5	Property Address	Appraisal Report
6	City	Appraisal Report
7	State	Appraisal Report
8	Zip Code	Appraisal Report
9	# of Properties	Appraisal Report
10	Year Built	Appraisal Report
11	Year Renovated	Appraisal Report
12	Property Type	Appraisal Report
13	Property Sub-Type	Appraisal Report
14	Number of Units	Rent Roll
15	Unit of Measure	Rent Roll
16	Collateral Interest Type	Loan Agreement
17	Lien Position	Title Policy
18	Ownership Interest	Title Policy
19	Loan Purpose	Settlement Statement
20	Note Date	Loan Agreement
21	First Payment Date	Loan Agreement
22	Mortgage Loan Initial Funded Amount ($)	Loan Agreement[1]
23	Mortgage Loan Initial Unfunded Future Funding Amount ($)	Loan Agreement
24	Committed Mortgage Loan Amount ($)	Loan Agreement[2]
25	Senior Contributed Funded Balance ($)	Servicer Report
26	Pari Passu Cut-off Debt Funded Amount ($)	Servicer Report
27	Subordinate Debt Cut-off Date Balance	Servicer Report/Subordinate Debt Loan Document
28	Cut-off Date Subordinate Debt Future Funding Remaining Balance	Servicer Report/Subordinate Debt Loan Document
29	Current Subordinate Additional Debt Description	Loan Agreement/ Subordinate Debt Loan Document
30	Collateral Interest Cut-Off Date Balance ($)	Servicer Report[3]
31	% of Aggregate Collateral Interest Cut-off Date Balance	Refer to Calculation Procedures below

1 With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Initial Funded Amount ($) for each related mortgaged property is equal to the product of (a) the Mortgage Loan Initial Funded Amount ($) for the related Collateral Interest and (b) the related Allocable Share. “Allocable Share” shall equal the quotient of (i) the allocated loan amount of each related mortgaged property (as set forth on or derived from the Loan Agreement) and (ii) the Committed Mortgage Loan Amount ($) for such Collateral Interest.

2 With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Committed Mortgage Loan Amount ($) for each related mortgaged property is equal to the product of (a) the Committed Mortgage Loan Amount ($) for the related Collateral Interest and (b) the related Allocable Share.

3 With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Collateral Interest Cut-off Date Balance ($) for each related mortgaged property is equal to the product of (a) the Collateral Interest Cut-off Date Balance ($) for the related Collateral Interest and (b) the related Allocable Share.

Count	Characteristic	Source Document
32	Cut-off Date Funded Balance ($)	Servicer Report
33	Commercial Real Estate Loan Cut-off Date Funded Balance ($)	Refer to Calculation Procedures below
34	Future Funding Participation Cut-off Date Balance ($)	Servicer Report
35	Current Additional Debt ($)	Mezzanine Loan Document
36	Current Additional Debt Description	Loan Agreement/Mezzanine Loan Document
37	Committed Balloon Payment ($)	Refer to Calculation Procedures below
38	Committed Commercial Real Estate Loan Balloon Payment ($)	Refer to Calculation Procedures below
39	Collateral Interest Cut-off Date Balance / Unit ($)	Refer to Calculation Procedures below
40	Committed Commercial Real Estate Loan Balloon Payment / Unit ($)	Refer to Calculation Procedures below
41	Additional Financing Permitted in Future (Y/N)	Loan Agreement
42	Partial Collateral Release (Y/N)	Loan Agreement
43	Partial Collateral Release Description	Loan Agreement
44	Future Funding Trigger / Requirement	Loan Agreement
45	Loan Type (Fixed / Floating)	Loan Agreement
46	Index	Loan Agreement
47	Mortgage Loan Gross Margin	Loan Agreement
48	Subordinate Debt Gross Margin	Loan Agreement/Subordinate Debt Loan Document
49	Collateral Interest Gross Margin	Loan Agreement
50	Mortgage Loan Interest Rate	Refer to Calculation Procedures below
51	Subordinate Debt Interest Rate	Refer to Calculation Procedures below
52	Collateral Interest Interest Rate	Refer to Calculation Procedures below
53	Margin Step Up / Change Trigger	Loan Agreement
54	Index Floor	Loan Agreement
55	Index Cap Strike Rate	Interest Rate Cap Agreement
56	Index Cap Strike Rate Step Up / Change	Interest Rate Cap Agreement
57	Index Cap Expiration Date	Interest Rate Cap Agreement
58	Index Cap Provider	Interest Rate Cap Agreement
59	Interest Accrual Method	Loan Agreement
60	Interest Accrual Period Start	Loan Agreement
61	Interest Accrual Period End	Loan Agreement
62	Index Rounding Factor	Loan Agreement
63	Index Determination Lookback (in days)	Loan Agreement
64	Collateral Interest Cut-off Annual Debt Service ($)	Refer to Calculation Procedures below
65	Cut-off Date Annual Debt Service	Refer to Calculation Procedures below
66	Committed Annual Debt Service ($)	Refer to Calculation Procedures below
67	Commercial Real Estate Cut-off Funded Annual Debt Service ($)	Refer to Calculation Procedures below
68	Commercial Real Estate Committed Annual Debt Service ($)	Refer to Calculation Procedures below
69	Seasoning	Refer to Calculation Procedures below
70	Original Loan Term (Months)	Refer to Calculation Procedures below
71	Remaining Term (Months)	Refer to Calculation Procedures below

Count	Characteristic	Source Document
72	Original IO Term (Months)	Loan Agreement
73	Amortization Type	Loan Agreement
74	Initial Maturity Date	Loan Agreement
75	Amortization Type During Extensions	Loan Agreement
76	Amortization Type During Extensions Description	Loan Agreement
77	Extension Options Conditions Description	Loan Agreement
78	Extension Options	Loan Agreement
79	First Extension Period (months)	Loan Agreement
80	Second Extension Period (months)	Loan Agreement
81	Third Extension Period (months)	Loan Agreement
82	First Extension Fee	Loan Agreement
83	Second Extension Fee	Loan Agreement
84	Third Extension Fee	Loan Agreement
85	Fully Extended Loan Term (Original)	Refer to Calculation Procedures below
86	Fully Extended Loan Term (Remaining)	Refer to Calculation Procedures below
87	Fully Extended Maturity Date	Loan Agreement
88	Grace Period Default (Days)	Loan Agreement
89	Grace Period Late (Days)	Loan Agreement
90	Prepayment Provision String	Loan Agreement
91	Remaining Call Protection String (Cut-off Date)	Loan Agreement
92	Upfront Minimum Interest Period	Loan Agreement
93	Physical Occupancy	Rent Roll
94	Physical Occupancy As of Date	Rent Roll
95	Appraiser Name	Appraisal Report
96	As-Is Appraised Value ($)	Appraisal Report
97	Date of Appraised Value	Appraisal Report
98	Stabilized Appraised Value ($)	Appraisal Report
99	Appraisal Anticipated Stabilization Date	Appraisal Report
100	Cut-off Date Balance As-Is LTV	Refer to Calculation Procedures below
101	Commercial Real Estate Loan Cut-off Date Balance As-Is LTV	Refer to Calculation Procedures below
102	Committed Stabilized LTV	Refer to Calculation Procedures below
103	Committed Commercial Real Estate Loan Stabilized LTV	Refer to Calculation Procedures below
104	Third Most Recent Period	Underwriting Model
105	Third Most Recent EGI($)	Underwriting Model
106	Third Most Recent Expenses ($)	Underwriting Model
107	Third Most Recent NOI ($)	Underwriting Model
108	Third Most Recent NCF ($)	Underwriting Model
109	Third Most Recent Occupancy (For Hospitality)	Underwriting Model
110	Third Most Recent ADR	Underwriting Model
111	Third Most Recent RevPAR	Underwriting Model
112	Second Most Recent Period	Underwriting Model

Count	Characteristic	Source Document
113	Second Most Recent EGI ($)	Underwriting Model
114	Second Most Recent Expenses ($)	Underwriting Model
115	Second Most Recent NOI ($)	Underwriting Model
116	Second Most Recent NCF ($)	Underwriting Model
117	Second Most Recent Occupancy (For Hospitality)	Underwriting Model
118	Second Most Recent ADR	Underwriting Model
119	Second Most Recent RevPAR	Underwriting Model
120	Most Recent Period	Underwriting Model
121	Most Recent EGI ($)	Underwriting Model
122	Most Recent Expenses ($)	Underwriting Model
123	Most Recent NOI ($)	Underwriting Model
124	Most Recent NCF ($)	Underwriting Model
125	Most Recent Occupancy (For Hospitality)	Underwriting Model
126	Most Recent ADR	Underwriting Model
127	Most Recent RevPAR	Underwriting Model
128	U/W Occupancy	Underwriting Model[4]
129	Underwritten EGI ($)	Underwriting Model
130	Underwritten Expenses ($)	Underwriting Model
131	Underwritten NOI ($)	Underwriting Model
132	Underwritten Reserves ($)	Underwriting Model
133	Underwritten NCF ($)	Underwriting Model
134	Underwritten ADR	Underwriting Model
135	Underwritten RevPAR	Underwriting Model
136	Cut-off Date Balance U/W NOI Debt Yield	Refer to Calculation Procedures below
137	Cut-off Date Balance U/W NCF Debt Yield	Refer to Calculation Procedures below
138	Commercial Real Estate Loan Cut-off Date Balance U/W NOI Debt Yield	Refer to Calculation Procedures below
139	Commercial Real Estate Loan Cut-off Date Balance U/W NCF Debt Yield	Refer to Calculation Procedures below
140	Cut-off Date Balance U/W NOI DSCR	Refer to Calculation Procedures below
141	Cut-off Date Balance U/W NCF DSCR	Refer to Calculation Procedures below
142	Commercial Real Estate Loan Cut-off Balance U/W NOI DSCR	Refer to Calculation Procedures below
143	Commercial Real Estate Loan Cut-off Balance U/W NCF DSCR	Refer to Calculation Procedures below
144	U/W Stabilized Occupancy	Underwriting Model
145	Underwritten Stabilized EGI ($)	Underwriting Model
146	Underwritten Stabilized Expenses ($)	Underwriting Model
147	Underwritten Stabilized NOI ($)	Underwriting Model
148	Underwritten Stabilized Reserves ($)	Underwriting Model
149	Underwritten Stabilized NCF ($)	Underwriting Model
150	Underwritten Stabilized ADR	Underwriting Model
151	Underwritten Stabilized RevPAR	Underwriting Model

4 We were instructed by representatives of the Company, for purposes of our comparison, to set the U/W Occupancy for the Collateral Interest identified on the Data File as “345 Seventh Avenue” equal to 59.2%.

Count	Characteristic	Source Document
152	Committed Balance U/W Stabilized NOI Debt Yield	Refer to Calculation Procedures below
153	Committed Balance U/W Stabilized NCF Debt Yield	Refer to Calculation Procedures below
154	Commercial Real Estate Loan Committed U/W Stabilized NOI Debt Yield	Refer to Calculation Procedures below
155	Commercial Real Estate Loan Committed U/W Stabilized NCF Debt Yield	Refer to Calculation Procedures below
156	Committed Balance U/W Stabilized NOI DSCR	Refer to Calculation Procedures below
157	Committed Balance U/W Stabilized NCF DSCR	Refer to Calculation Procedures below
158	Commercial Real Estate Loan Committed Balance U/W Stabilized NOI DSCR	Refer to Calculation Procedures below
159	Commercial Real Estate Loan Committed Balance U/W Stabilized NCF DSCR	Refer to Calculation Procedures below
160	Appraisal Stabilized Occupancy	Underwriting Model
161	Appraisal Stabilized EGI ($)	Underwriting Model
162	Appraisal Stabilized Expenses ($)	Underwriting Model
163	Appraisal Stabilized NOI ($)	Underwriting Model
164	Appraisal Stabilized Reserves ($)	Underwriting Model
165	Appraisal Stabilized NCF ($)	Underwriting Model
166	Appraisal Stabilized ADR	Underwriting Model
167	Appraisal Stabilized RevPAR	Underwriting Model
168	Committed Balance Appraisal Stabilized NOI Debt Yield	Refer to Calculation Procedures below
169	Committed Balance Appraisal Stabilized NCF Debt Yield	Refer to Calculation Procedures below
170	Committed Balance Appraisal Stabilized NOI DSCR	Refer to Calculation Procedures below
171	Committed Balance Appraisal Stabilized NCF DSCR	Refer to Calculation Procedures below
172	Cross-collateralized (Y/N)	Loan Agreement
173	Recourse (Y / N / Partial)	Guaranty
174	Recourse Provisions	Guaranty
175	Sponsor / Guarantor	Guaranty
176	Borrower	Loan Agreement
177	Related Group	Loan Agreement
178	Ground Lease (Y/N)	Ground Lease
179	Annual Ground Rent Payment	Ground Lease
180	Annual Ground Lease Rent Increases	Ground Lease
181	Ground Lease Expiration Date	Ground Lease
182	Single Tenant (Y/N)	Rent Roll
183	Largest Tenant	Rent Roll
184	Largest Tenant SF	Rent Roll
185	Largest Tenant Lease Expiration	Rent Roll
186	2nd Largest Tenant	Rent Roll
187	2nd Largest Tenant SF	Rent Roll
188	2nd Largest Tenant Lease Expiration	Rent Roll
189	3rd Largest Tenant	Rent Roll
190	3rd Largest Tenant SF	Rent Roll
191	3rd Largest Tenant Lease Expiration	Rent Roll

Count	Characteristic	Source Document
192	4th Largest Tenant	Rent Roll
193	4th Largest Tenant SF	Rent Roll
194	4th Largest Tenant Lease Expiration	Rent Roll
195	5th Largest Tenant	Rent Roll
196	5th Largest Tenant SF	Rent Roll
197	5th Largest Tenant Lease Expiration	Rent Roll
198	Hotel Franchise	Not Applicable
199	Hotel Franchise Expiration Date	Not Applicable
200	Lockbox Type	Loan Agreement/CMA
201	Lockbox Trigger Event	Loan Agreement/CMA
202	Cash Management Type	Loan Agreement/CMA
203	Engineering Report Date	Property Condition Report
204	Recommended Immediate Repairs ($)	Property Condition Report
205	Environmental Report Date (Phase I)	ESA Phase I Report
206	Environmental Report Date (Phase II)	ESA Phase II Report
207	Environmental Insurance (Y/N)	Insurance Certificate
208	Seismic Report Date	Seismic Report
209	Seismic PML %	Seismic Report
210	Seismic Insurance Required (Y/N)	Seismic Report
211	Tax Escrow (Cut-off Date) ($)	Servicer Report
212	Tax Escrow (Monthly) ($)	Settlement Statement
213	Springing Tax Escrow Description	Loan Agreement
214	Insurance Escrow (Cut-off Date) ($)	Servicer Report
215	Insurance Escrow (Monthly) ($)	Settlement Statement
216	Springing Insurance Escrow Description	Loan Agreement
217	Replacement Reserve (Cut-off Date) ($)	Servicer Report
218	Replacement Reserve (Monthly) ($)	Loan Agreement
219	Replacement Reserve Note	Loan Agreement
220	Replacement Reserve Cap	Loan Agreement
221	TI/LC Reserve (Cut-off Date) ($)	Servicer Report
222	TI/LC Reserve (Monthly) ($)	Loan Agreement
223	TI/LC Reserve Note	Loan Agreement
224	TI/LC Reserve Cap	Loan Agreement
225	Other Reserves (Cut-off Date) ($)	Servicer Report
226	Other Reserves (Monthly) ($)	Loan Agreement
227	Other Reserves Note	Loan Agreement
228	Other Reserves Cap	Loan Agreement
229	Other Reserves 2 (Cut-off Date) ($)	Servicer Report
230	Other Reserves 2 (Monthly) ($)	Loan Agreement
231	Other Reserves 2 Note	Loan Agreement
232	Other Reserves 2 Cap	Loan Agreement

Count	Characteristic	Source Document
233	Other Reserves 3 (Cut-off Date) ($)	Servicer Report
234	Other Reserves 3 (Monthly) ($)	Loan Agreement
235	Other Reserves 3 Note	Loan Agreement
236	Other Reserves 3 Cap	Loan Agreement
237	Control	None – Company Provided

Calculation Procedures

With respect to Characteristic 31, we recomputed the % of Aggregate Collateral Interest Cut-off Date Balance by dividing the Collateral Interest Cut-Off Date Balance ($) by the sum of the Collateral Interest Cut-Off Date Balance ($) of all the Collateral Interests.

With respect to Characteristic 33, we recomputed the Commercial Real Estate Loan Cut-off Date Funded Balance ($) as the sum of (i) the Cut-off Date Funded Balance ($) and (ii) the Subordinate Debt Cut-off Date Balance (as applicable).

With respect to Characteristic 37, we set the Committed Balloon Payment ($) equal to the Commitment Cut-off Date Balance (as defined below). For those Collateral Interests with an Amortization Type of “Partial IO” we recomputed the Committed Balloon Payment ($) as the Commitment Cut-off Date Balance minus the product of the amortizing amount (as set forth in the Loan Agreement) and 12.

The “Commitment Cut-off Date Balance” is equal to the sum of (a) the Cut-off Date Funded Balance ($) and (b) the Future Funding Participation Cut-off Date Balance ($).

With respect to Characteristic 38, we recomputed the Committed Commercial Real Estate Loan Balloon Payment ($) as the sum of (i) the Committed Balloon Payment ($), (ii) the Subordinate Debt Cut-off Date Balance (as applicable) and (iii) the Cut-off Date Subordinate Debt Future Funding Remaining Balance, (as applicable).

With respect to Characteristic 39, we recomputed the Collateral Interest Cut-off Date Balance / Unit ($) by dividing the Cut-Off Date Funded Balance ($) by the Number of Units.

With respect to Characteristic 40, we recomputed the Committed Commercial Real Estate Loan Balloon Payment / Unit ($) by dividing the Committed Commercial Real Estate Loan Balloon Payment ($) by the Number of Units.

With respect to Characteristic 50, we recomputed the Mortgage Loan Interest Rate as the sum of (x) the Mortgage Loan Gross Margin and (y) the greater of the (i) Index Floor and (ii) 0.08738% (as stipulated by representatives of the Company), as rounded based on the Index Rounding Factor.

With respect to Characteristic 51, we set the Subordinate Debt Interest Rate as the sum of (x) the Subordinate Debt Gross Margin and (y) the greater of the (i) Index Floor and (ii) 0.08738% (as stipulated by representatives of the Company), as rounded based on the Index Rounding Factor.

With respect to Characteristic 52, we set the Collateral Interest Interest Rate equal to the Mortgage Loan Interest Rate.

With respect to Characteristic 64, we recomputed the Collateral Interest Cut-off Annual Debt Service ($) as the sum of (i) the product of (a) Collateral Interest Cut-Off Date Balance ($), (b) Collateral Interest Interest Rate and (c) a fraction equal of 365/360 and (ii) the product of the amortizing amount (as set forth in the Loan Agreement) and 12 (as applicable).

With respect to Characteristic 65, we recomputed the Cut-off Annual Debt Service as the sum of (i) the product of (a) Cut-Off Date Funded Balance ($), (b) Collateral Interest Interest Rate and (c) a fraction equal of 365/360 and (ii) the product of the amortizing amount (as set forth in the Loan Agreement) and 12 (as applicable).

With respect to Characteristic 66, we recomputed the Committed Annual Debt Service ($) as the sum of (i) the product of (a) Commitment Cut-off Date Balance, (b) Collateral Interest Interest Rate and (c) a fraction equal of 365/360 and (ii) the product of the amortizing amount (as set forth in the Loan Agreement) and 12 (as applicable).

With respect to Characteristic 67, we recomputed the Commercial Real Estate Cut-off Funded Annual Debt Service ($) as the sum of (i) Cut-off Date Annual Debt Service and (ii) the product of (a) Subordinate Debt Cut-off Date Balance, (b) Subordinate Debt Interest Rate and (c) a fraction equal of 365/360.

With respect to Characteristic 68, we recomputed the Commercial Real Estate Committed Annual Debt Service ($) as the sum of (i) Committed Annual Debt Service ($) and (ii) the product of (a) the sum of (x) Subordinate Debt Cut-off Date Balance and (y) Cut-off Date Subordinate Debt Future Funding Remaining Balance, (b) Subordinate Debt Interest Rate and (c) a fraction equal of 365/360.

With respect to Characteristic 69, we recomputed Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the payment date in September 2021 (the “Cut-off Date,” as stipulated by representatives of the Company).

With respect to Characteristic 70, we recomputed the Original Loan Term (Months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Initial Maturity Date.

With respect to Characteristic 71, we recomputed the Remaining Term (Months) by subtracting Seasoning from the Original Loan Term (Months).

With respect to Characteristic 85, we recomputed the Fully Extended Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Fully Extended Maturity Date.

With respect to Characteristic 86, we recomputed the Fully Extended Loan Term (Remaining) by subtracting Seasoning from the Fully Extended Loan Term (Original).

With respect to Characteristic 100, we recomputed the Cut-off Date Balance As-Is LTV by dividing the Cut-off Date Funded Balance ($) by the As-Is Appraised Value ($).

With respect to Characteristic 101, we recomputed the Commercial Real Estate Loan Cut-off Date Balance As-Is LTV by dividing Commercial Real Estate Loan Cut-off Date Funded Balance ($) by the As-Is Appraised Value ($).

With respect to Characteristic 102, we recomputed the Committed Stabilized LTV by dividing the Commitment Cut-off Date Balance by the Stabilized Appraised Value ($). For those Collateral Interests without a Stabilized Appraised Value ($) we recomputed the Committed Stabilized LTV by dividing the Commitment Cut-off Date Balance by the As-Is Appraised Value ($).

With respect to Characteristic 103, we recomputed the Committed Commercial Real Estate Loan Stabilized LTV by dividing the Committed Commercial Real Estate Loan Cut-off Date Balance (as defined below) by the Stabilized Appraised Value ($). For those Collateral Interests without a Stabilized Appraised Value ($) we recomputed the Committed Commercial Real Estate Loan Stabilized LTV by dividing the Committed Commercial Real Estate Loan Cut-off Date Balance by the As-Is Appraised Value ($).

The “Committed Commercial Real Estate Loan Cut-off Date Balance” is equal to the sum of (i) Commercial Real Estate Loan Cut-off Date Funded Balance ($), (ii) Future Funding Participation Cut-off Date Balance ($) (as applicable) and (iii) Cut-off Date Subordinate Debt Future Funding Remaining Balance (as applicable).

With respect to Characteristic 136, we recomputed the Cut-off Date Balance U/W NOI Debt Yield by dividing the (a) Underwritten NOI ($) by (b) Cut-off Date Funded Balance ($) except with respect to the Collateral Interests identified on the Data File as “The View at Middlesex” and “Boardwalk at Morris

Bridge,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Cut-off Date Balance U/W NOI Debt Yield for each such Collateral Interest is equal to 0.0%.

With respect to Characteristic 137, we recomputed the Cut-off Date Balance U/W NCF Debt Yield by dividing the (a) Underwritten NCF ($) by (b) Cut-off Date Funded Balance ($) except with respect to the Collateral Interests identified on the Data File as “The View at Middlesex” and “Boardwalk at Morris Bridge,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Cut-off Date Balance U/W NCF Debt Yield for each such Collateral Interest is equal to 0.0%.

With respect to Characteristic 138, we recomputed the Commercial Real Estate Loan Cut-off Date Balance U/W NOI Debt Yield by dividing the (a) Underwritten NOI ($) by (b) Commercial Real Estate Loan Cut-off Date Funded Balance ($).

With respect to Characteristic 139, we recomputed the Commercial Real Estate Loan Cut-off Date Balance U/W NCF Debt Yield by dividing the (a) Underwritten NCF ($) by (b) Commercial Real Estate Loan Cut-off Date Funded Balance ($).

With respect to Characteristic 140, we recomputed the Cut-off Date Balance U/W NOI DSCR by dividing the (a) Underwritten NOI ($) by (b) Cut-off Date Annual Debt Service, except with respect to the Collateral Interests identified on the Data File as “345 Seventh Avenue,” “The View at Middlesex,” “Fields at Woodlake Square,” “Boardwalk at Morris Bridge” and “The Drayton Hotel,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Cut-off Date Balance U/W NOI DSCR for each such Collateral Interest is equal to 1.00.

With respect to Characteristic 141, we recomputed the Cut-off Date Balance U/W NCF DSCR by dividing the (a) Underwritten NCF ($) by (b) Cut-off Date Annual Debt Service, except with respect to the Collateral Interests identified on the Data File as “345 Seventh Avenue,” “The View at Middlesex,” “Fields at Woodlake Square,” “Boardwalk at Morris Bridge” and “The Drayton Hotel,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Cut-off Date Balance U/W NCF DSCR for each such Collateral Interest is equal to 1.00.

With respect to Characteristic 142, we recomputed the Commercial Real Estate Loan Cut-off Balance U/W NOI DSCR dividing the (a) Underwritten NOI ($) by (b) Commercial Real Estate Cut-off Funded Annual Debt Service ($).

With respect to Characteristic 143, we recomputed the Commercial Real Estate Loan Cut-off Balance U/W NCF DSCR dividing the (a) Underwritten NCF ($) by (b) Commercial Real Estate Cut-off Funded Annual Debt Service ($).

With respect to Characteristic 152, we recomputed the Committed Balance U/W Stabilized NOI Debt Yield by dividing the (a) Underwritten Stabilized NOI ($) by (b) Commitment Cut-off Date Balance. For those Collateral Interests without an Underwritten Stabilized NOI ($) we recomputed the Committed Balance U/W Stabilized NOI Debt Yield by dividing the (a) Underwritten NOI ($) by (b) Commitment Cut-off Date Balance.

With respect to Characteristic 153, we recomputed the Committed Balance U/W Stabilized NCF Debt Yield by dividing the (a) Underwritten Stabilized NCF ($) by (b) Commitment Cut-off Date Balance. For those Collateral Interests without an Underwritten Stabilized NCF ($) we recomputed the Committed Balance U/W Stabilized NCF Debt Yield by dividing the (a) Underwritten NCF ($) by (b) Commitment Cut-off Date Balance.

With respect to Characteristic 154, we recomputed the Commercial Real Estate Loan Committed U/W Stabilized NOI Debt Yield by dividing the (a) Underwritten Stabilized NOI ($) by (b) Committed

Commercial Real Estate Loan Cut-off Date Balance. For those Collateral Interests without an Underwritten Stabilized NOI ($) we recomputed the Commercial Real Estate Loan Committed U/W Stabilized NOI Debt Yield by dividing the (a) Underwritten NCF ($) by (b) Committed Commercial Real Estate Loan Cut-off Date Balance.

With respect to Characteristic 155, we recomputed the Commercial Real Estate Loan Committed U/W Stabilized NCF Debt Yield by dividing the (a) Underwritten Stabilized NCF ($) by (b) Committed Commercial Real Estate Loan Cut-off Date Balance. For those Collateral Interests without an Underwritten Stabilized NCF ($) we recomputed the Commercial Real Estate Loan Committed U/W Stabilized NCF Debt Yield by dividing the (a) Underwritten NCF ($) by (b) Committed Commercial Real Estate Loan Cut-off Date Balance.

With respect to Characteristic 156, we recomputed the Committed Balance U/W Stabilized NOI DSCR by dividing the (a) Underwritten Stabilized NOI ($) by (b) Committed Annual Debt Service ($). For those Collateral Interests without an Underwritten Stabilized NOI ($) we recomputed the Committed Balance U/W Stabilized NOI DSCR by dividing the (a) Underwritten NOI ($) by (b) Committed Annual Debt Service ($).

With respect to Characteristic 157, we recomputed the Committed Balance U/W Stabilized NCF DSCR by dividing the (a) Underwritten Stabilized NCF ($) by (b) Committed Annual Debt Service ($). For those Collateral Interests without an Underwritten Stabilized NCF ($) we recomputed the Committed Balance U/W Stabilized NCF DSCR by dividing the (a) Underwritten NCF ($) by (b) Committed Annual Debt Service ($).

With respect to Characteristic 158, we recomputed the Commercial Real Estate Loan Committed Balance U/W Stabilized NOI DSCR dividing the (a) Underwritten Stabilized NOI ($) by (b) Commercial Real Estate Committed Annual Debt Service ($). For those Collateral Interests without an Underwritten Stabilized NOI ($) we recomputed the Commercial Real Estate Loan Committed Balance U/W Stabilized NOI DSCR by dividing the (a) Underwritten NOI ($) by (b) Commercial Real Estate Committed Annual Debt Service ($).

With respect to Characteristic 159, we recomputed the Commercial Real Estate Loan Committed Balance U/W Stabilized NCF DSCR dividing the (a) Underwritten Stabilized NCF ($) by (b) Commercial Real Estate Committed Annual Debt Service ($). For those Collateral Interests without an Underwritten Stabilized NCF ($) we recomputed the Commercial Real Estate Loan Committed Balance U/W Stabilized NCF DSCR by dividing the (a) Underwritten NCF ($) by (b) Commercial Real Estate Committed Annual Debt Service ($).

With respect to Characteristic 168, we recomputed the Committed Balance Appraisal Stabilized NOI Debt Yield by dividing the (a) Appraisal Stabilized NOI ($) by (b) Commitment Cut-off Date Balance.

With respect to Characteristic 169, we recomputed the Committed Balance Appraisal Stabilized NCF Debt Yield by dividing the (a) Appraisal Stabilized NCF ($) by (b) Commitment Cut-off Date Balance.

With respect to Characteristic 170, we recomputed the Committed Balance Appraisal Stabilized NOI DSCR by dividing the (a) Appraisal Stabilized NOI ($) by (b) Committed Annual Debt Service ($).

With respect to Characteristic 171, we recomputed the Committed Balance Appraisal Stabilized NCF DSCR by dividing the (a) Appraisal Stabilized NCF ($) by (b) Committed Annual Debt Service ($).